Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$9,008
230	Omnicom Group, Inc.	14,345
		23,353
	AEROSPACE & DEFENSE - 1.5%
558	Boeing Company (The)	119,445
240	General Dynamics Corporation	35,717
364	Howmet Aerospace, Inc.	10,389
48	Huntington Ingalls Industries, Inc.	8,183
234	L3Harris Technologies, Inc.	44,231
230	Lockheed Martin Corporation	81,645
174	Northrop Grumman Corporation	53,021
1,536	Raytheon Technologies Corporation	109,839
36	Teledyne Technologies, Inc. *	14,111
253	Textron, Inc.	12,227
46	TransDigm Group, Inc. *	28,467
		517,275
	APPAREL & TEXTILE PRODUCTS - 0.7%
340	Hanesbrands, Inc.	4,957
1,239	NIKE, Inc.	175,281
75	PVH Corporation	7,042
52	Ralph Lauren Corporation	5,394
310	Tapestry, Inc.	9,635
234	Under Armour, Inc. - Class A *	4,018
244	Under Armour, Inc. - Class C *	3,631
344	VF Corporation	29,381
		239,339
	ASSET MANAGEMENT - 0.6%
109	Ameriprise Financial, Inc.	21,182
120	BlackRock, Inc.	86,585
1,157	Charles Schwab Corporation (The)	61,367
264	Franklin Resources, Inc.	6,597
392	Invesco Ltd.	6,833
124	Raymond James Financial, Inc.	11,863
217	T Rowe Price Group, Inc.	32,852
		227,279
	AUTOMOTIVE - 1.9%
235	Aptiv plc	30,618
198	BorgWarner, Inc.	7,651
3,772	Ford Motor Company	33,156
1,149	General Motors Company	47,844
765	Tesla, Inc.	539,838
		659,107
	BANKING - 3.4%
7,503	Bank of America Corporation	227,416
2,039	Citigroup, Inc.	125,725
442	Citizens Financial Group, Inc.	15,806
147	Comerica, Inc.	8,211
730	Fifth Third Bancorp	20,126
183	First Republic Bank	26,888
1,082	Huntington Bancshares, Inc.	13,666
2,980	JPMorgan Chase & Company	378,669
1,054	KeyCorporation	17,296
139	M&T Bank Corporation	17,695
471	People's United Financial, Inc.	6,090
442	PNC Financial Services Group, Inc. (The)	65,858
975	Regions Financial Corporation	15,717
49	SVB Financial Group *	19,004
1,321	Truist Financial Corporation	63,316
1,389	US Bancorp	64,714
3,798	Wells Fargo & Company	114,624
173	Zions Bancorp NA	7,515
		1,208,336

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	BEVERAGES - 1.4%
175	Brown-Forman Corporation	$13,900
3,879	Coca-Cola Company (The)	212,724
162	Constellation Brands, Inc.	35,486
179	Molson Coors Beverage Company	8,089
395	Monster Beverage Corporation *	36,530
1,355	PepsiCo, Inc.	200,947
		507,676
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.9%
1,693	AbbVie, Inc.	181,405
213	Alexion Pharmaceuticals, Inc. *	33,279
577	Amgen, Inc.	132,664
155	Biogen, Inc. *	37,953
2,195	Bristol-Myers Squibb Company	136,156
762	Eli Lilly and Company	128,656
1,166	Gilead Sciences, Inc.	67,931
232	Incyte Corporation *	20,179
2,708	Johnson & Johnson	426,185
2,403	Merck & Company, Inc.	196,565
136	Perrigo Company plc	6,082
5,243	Pfizer, Inc.	192,995
80	Regeneron Pharmaceuticals, Inc. *	38,649
258	Vertex Pharmaceuticals, Inc. *	60,976
718	Viatris, Inc. *	13,455
359	Zoetis, Inc.	59,415
		1,732,545
	CABLE & SATELLITE - 0.9%
140	Charter Communications, Inc. *	92,617
4,450	Comcast Corporation	233,180
216	DISH Network Corporation *	6,985
		332,782
	CHEMICALS - 1.6%
224	Air Products and Chemicals, Inc.	61,201
103	Albemarle Corporation	15,195
92	Avery Dennison Corporation	14,270
119	Celanese Corporation	15,463
239	CF Industries Holdings, Inc.	9,252
764	Corteva, Inc.	29,582
723	Dow, Inc.	40,127
676	DuPont de Nemours, Inc.	48,070
126	Eastman Chemical Company	12,635
244	Ecolab, Inc.	52,792
132	FMC Corporation	15,171
101	International Flavors & Fragrances, Inc.	10,993
506	Linde plc	133,336
228	LyondellBasell Industries N.V.	20,898
362	Mosaic Company (The)	8,330
241	PPG Industries, Inc.	34,757
84	Sherwin-Williams Company (The)	61,732
		583,804
	COMMERCIAL SUPPORT SERVICES - 0.3%
74	Cintas Corporation	26,156
211	Republic Services, Inc.	20,319
114	Robert Half International, Inc.	7,123
210	Rollins, Inc.	8,205
410	Waste Management, Inc.	48,351
		110,154
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	19,026
143	Vulcan Materials Company	21,208
		40,234
	CONTAINERS & PACKAGING - 0.3%
1,530	Amcor plc	18,008
345	Ball Corporation	32,147
392	International Paper Company	19,490
94	Packaging Corporation of America	12,964
158	Sealed Air Corporation	7,235
314	Westrock Company	13,668
		103,512

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
582	3M Company	$101,728
151	Dover Corporation	19,064
364	Eaton Corporation plc	43,731
611	Emerson Electric Company	49,106
9,244	General Electric Company	99,835
728	Honeywell International, Inc.	154,846
296	Illinois Tool Works, Inc.	60,348
154	Pentair plc	8,176
		536,834
	E-COMMERCE DISCRETIONARY - 4.0%
415	Amazon.com, Inc. *	1,351,626
740	eBay, Inc.	37,185
120	Etsy, Inc. *	21,349
		1,410,160
	ELECTRIC UTILITIES - 2.4%
691	AES Corporation (The)	16,239
279	Alliant Energy Corporation	14,377
277	Ameren Corporation	21,623
540	American Electric Power Company, Inc.	44,966
521	CenterPoint Energy, Inc.	11,274
327	CMS Energy Corporation	19,950
298	Consolidated Edison, Inc.	21,536
745	Dominion Energy, Inc.	56,024
204	DTE Energy Company	24,768
685	Duke Energy Corporation	62,719
399	Edison International	25,065
214	Entergy Corporation	21,366
241	Evergy, Inc.	13,378
382	Eversource Energy	33,047
1,024	Exelon Corporation	43,233
621	FirstEnergy Corporation	19,009
1,908	NextEra Energy, Inc.	147,202
238	NRG Energy, Inc.	8,937
108	Pinnacle West Capital Corporation	8,635
815	PPL Corporation	22,983
561	Public Service Enterprise Group, Inc.	32,706
311	Sempra Energy	39,625
1,131	Southern Company (The)	69,477
346	WEC Energy Group, Inc.	31,842
574	Xcel Energy, Inc.	38,269
		848,250
	ELECTRICAL EQUIPMENT - 1.0%
140	A O Smith Corporation	7,675
96	Allegion plc	11,172
218	AMETEK, Inc.	26,365
292	Amphenol Corporation	38,185
729	Carrier Global Corporation	27,498
316	Fortive Corporation	22,379
810	Johnson Controls International plc	37,738
193	Keysight Technologies, Inc. *	25,494
397	Otis Worldwide Corporation	26,817
103	Rockwell Automation, Inc.	25,833
95	Roper Technologies, Inc.	40,954
321	TE Connectivity Ltd.	38,863
249	Trane Technologies plc	36,145
126	Vontier Corporation *	4,208
		369,326
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	14,601
155	Quanta Services, Inc.	11,163
		25,764

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	ENTERTAINMENT CONTENT - 1.5%
831	Activision Blizzard, Inc.	$77,158
163	Discovery, Inc. - Class A *	4,905
352	Discovery, Inc. - Class C *	9,219
319	Electronic Arts, Inc.	45,808
339	Fox Corporation - Class A	9,872
154	Fox Corporation - Class B	4,448
122	Take-Two Interactive Software, Inc. *	25,350
459	ViacomCBS, Inc.	17,102
1,908	Walt Disney Company (The)	345,691
		539,553
	FOOD - 0.8%
177	Campbell Soup Company	8,558
524	Conagra Brands, Inc.	19,000
649	General Mills, Inc.	38,161
168	Hershey Company (The)	25,591
279	Hormel Foods Corporation	13,004
118	J M Smucker Company (The)	13,641
269	Kellogg Company	16,740
635	Kraft Heinz Company (The)	22,009
139	Lamb Weston Holdings, Inc.	10,945
262	McCormick & Company, Inc.	25,047
1,397	Mondelez International, Inc.	81,683
321	Tyson Foods, Inc.	20,685
		295,064
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	30,847
132	Atmos Energy Corporation	12,597
372	NiSource, Inc.	8,534
		51,978
	HEALTH CARE FACILITIES & SERVICES - 2.5%
157	AmerisourceBergen Corporation	15,348
252	Anthem, Inc.	80,915
291	Cardinal Health, Inc.	15,586
164	Catalent, Inc. *	17,067
657	Centene Corporation *	39,440
325	Cigna Corporation	67,659
1,386	CVS Health Corporation	94,664
88	DaVita, Inc. *	10,331
257	HCA Healthcare, Inc.	42,266
142	Henry Schein, Inc. *	9,494
135	Humana, Inc.	55,386
174	IQVIA Holdings, Inc. *	31,176
95	Laboratory Corp of America Holdings *	19,337
190	McKesson Corporation	33,045
130	Quest Diagnostics, Inc.	15,492
918	UnitedHealth Group, Inc.	321,924
76	Universal Health Services, Inc.	10,450
		879,580
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	6,069
421	Newell Brands, Inc.	8,938
58	Whirlpool Corporation	10,468
		25,475
	HOME CONSTRUCTION - 0.3%	.
274	DR Horton, Inc.	18,884
109	Fortune Brands Home & Security, Inc.	9,343
287	Lennar Corporation	21,878
287	Masco Corporation	15,765
64	Mohawk Industries, Inc. *	9,021
3	NVR, Inc. *	12,240
213	PulteGroup, Inc.	9,185
		96,316

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.6%
272	Church & Dwight Company, Inc.	$23,727
139	Clorox Company (The)	28,067
826	Colgate-Palmolive Company	70,631
222	Estee Lauder Companies, Inc. (The)	59,094
314	Kimberly-Clark Corporation	42,337
2,385	Procter & Gamble Company (The)	331,849
		555,705
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	26,857
66	United Rentals, Inc. *	15,306
41	WW Grainger, Inc.	16,742
		58,905
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
922	Bank of New York Mellon Corporation (The)	39,130
118	Cboe Global Markets, Inc.	10,988
387	CME Group, Inc.	70,453
326	Goldman Sachs Group, Inc. (The)	85,969
588	Intercontinental Exchange, Inc.	67,791
1,418	Morgan Stanley	97,176
117	Nasdaq, Inc.	15,531
231	Northern Trust Corporation	21,515
384	State Street Corporation	27,948
		436,501
	INSURANCE - 3.1%
795	Aflac, Inc.	35,354
356	Allstate Corporation (The)	39,135
753	American International Group, Inc.	28,509
220	Aon plc	46,479
164	Arthur J Gallagher & Company	20,288
67	Assurant, Inc.	9,127
2,072	Berkshire Hathaway, Inc. *	480,435
464	Chubb Ltd.	71,419
237	Cincinnati Financial Corporation	20,707
38	Everest Re Group Ltd.	8,895
111	Globe Life, Inc.	10,541
396	Hartford Financial Services Group, Inc. (The)	19,396
173	Lincoln National Corporation	8,704
259	Loews Corporation	11,660
532	Marsh & McLennan Companies, Inc.	62,244
806	MetLife, Inc.	37,842
227	Principal Financial Group, Inc.	11,261
652	Progressive Corporation (The)	64,470
407	Prudential Financial, Inc.	31,774
293	Travelers Companies, Inc. (The)	41,128
226	Unum Group	5,184
146	W R Berkley Corporation	9,697
134	Willis Towers Watson plc	28,231
		1,102,480
	INTERNET MEDIA & SERVICES - 5.7%
284	Alphabet Inc - Class A *	497,750
273	Alphabet Inc - Class C *	478,263
41	Booking Holdings, Inc. *	91,318
121	Expedia Group, Inc.	16,020
2,304	Facebook, Inc. *	629,361
463	Netflix, Inc. *	250,358
730	Twitter, Inc. *	39,529
96	VeriSign, Inc. *	20,774
		2,023,373

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
369	Carnival Corporation	$7,993
23	Chipotle Mexican Grill, Inc. *	31,894
113	Darden Restaurants, Inc.	13,461
38	Domino's Pizza, Inc.	14,571
284	Hilton Worldwide Holdings, Inc.	31,598
343	Las Vegas Sands Corporation	20,443
127	Live Nation Entertainment, Inc. *	9,332
258	Marriott International, Inc.	34,035
707	McDonald's Corporation	151,708
475	MGM Resorts International	14,967
210	Norwegian Cruise Line Holdings Ltd. *	5,340
166	Royal Caribbean Cruises Ltd.	12,399
1,246	Starbucks Corporation	133,297
92	Wynn Resorts Ltd.	10,380
319	Yum! Brands, Inc.	34,631
		526,049
	LEISURE PRODUTCS - 0.0%
146	Hasbro, Inc.	13,657

	MACHINERY - 0.9%
581	Caterpillar, Inc.	105,754
323	Deere & Company	86,903
140	Flowserve Corporation	5,159
73	IDEX Corporation	14,542
342	Ingersoll Rand, Inc. *	15,582
109	Parker-Hannifin Corporation	29,693
51	Snap-on, Inc.	8,728
136	Stanley Black & Decker, Inc.	24,284
186	Xylem, Inc.	18,933
		309,578
	MEDICAL EQUIPMENT & SERVICES - 4.4%
1,715	Abbott Laboratories	187,775
44	ABIOMED, Inc. *	14,265
299	Agilent Technologies, Inc.	35,429
70	Align Technology, Inc. *	37,407
487	Baxter International, Inc.	39,077
297	Becton Dickinson and Company	74,315
21	Bio-Rad Laboratories, Inc. *	12,242
1,472	Boston Scientific Corporation *	52,918
48	Cooper Companies, Inc. (The)	17,439
615	Danaher Corporation	136,616
214	Dentsply Sirona, Inc.	11,205
94	DexCom, Inc. *	34,754
681	Edwards Lifesciences Corporation *	62,128
249	Hologic, Inc. *	18,135
79	IDEXX Laboratories, Inc. *	39,490
157	Illumina, Inc. *	58,090
114	Intuitive Surgical, Inc. *	93,263
1,329	Medtronic plc	155,679
23	Mettler-Toledo International, Inc. *	26,213
111	PerkinElmer, Inc.	15,928
139	ResMed, Inc.	29,546
83	STERIS plc	15,732
335	Stryker Corporation	82,088
45	Teleflex, Inc.	18,521
395	Thermo Fisher Scientific, Inc.	183,983
88	Varian Medical Systems, Inc. *	15,401
61	Waters Corporation *	15,093
74	West Pharmaceutical Services, Inc.	20,965
204	Zimmer Biomet Holdings, Inc.	31,434
		1,535,131
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	34,789
880	Newmont Corporation	52,703
		87,492

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	OIL & GAS PRODUCERS - 1.8%
372	Apache Corporation	$5,279
411	Cabot Oil & Gas Corporation	6,691
1,850	Chevron Corporation	156,232
191	Concho Resources, Inc.	11,145
993	ConocoPhillips	39,710
376	Devon Energy Corporation	5,945
160	Diamondback Energy, Inc.	7,744
573	EOG Resources, Inc.	28,576
4,422	Exxon Mobil Corporation	182,275
270	Hess Corporation	14,253
152	HollyFrontier Corporation	3,929
1,871	Kinder Morgan, Inc.	25,577
777	Marathon Oil Corporation	5,183
637	Marathon Petroleum Corporation	26,346
850	Occidental Petroleum Corporation	14,713
436	ONEOK, Inc.	16,734
424	Phillips 66	29,655
162	Pioneer Natural Resources Company	18,450
398	Valero Energy Corporation	22,515
1,200	Williams Companies, Inc. (The)	24,060
		645,012
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	13,532
865	Halliburton Company	16,348
390	National Oilwell Varco, Inc.	5,355
1,377	Schlumberger N.V.	30,060
431	TechnipFMC plc	4,051
		69,346
	PUBLISHING & BROADCASTING - 0.0%
306	News Corporation - Class A	5,499
101	News Corporation - Class B	1,795
		7,294
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc. *	20,698

	REITS - 2.0%
118	Alexandria Real Estate Equities, Inc.	21,030
408	American Tower Corporation	91,580
137	AvalonBay Communities, Inc.	21,979
139	Boston Properties, Inc.	13,140
401	Crown Castle International Corporation	63,835
206	Digital Realty Trust, Inc.	28,739
364	Duke Realty Corporation	14,549
82	Equinix, Inc.	58,563
334	Equity Residential	19,800
64	Essex Property Trust, Inc.	15,195
123	Extra Space Storage, Inc.	14,251
69	Federal Realty Investment Trust	5,873
527	Healthpeak Properties, Inc.	15,931
699	Host Hotels & Resorts, Inc.	10,226
316	Iron Mountain, Inc.	9,316
425	Kimco Realty Corporation	6,379
117	Mid-America Apartment Communities, Inc.	14,823
694	Prologis, Inc.	69,164
151	Public Storage	34,870
329	Realty Income Corporation	20,454
155	Regency Centers Corporation	7,066
110	SBA Communications Corporation	31,034
323	Simon Property Group, Inc.	27,545
72	SL Green Realty Corporation	4,290
311	UDR, Inc.	11,952
373	Ventas, Inc.	18,292
154	Vornado Realty Trust	5,750
410	Welltower, Inc.	26,494
729	Weyerhaeuser Company	24,443
		706,563

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	$147,698
225	Dollar General Corporation	47,317
247	Dollar Tree, Inc. *	26,686
900	Kroger Company (The)	28,584
455	Target Corporation	80,321
881	Walgreens Boots Alliance, Inc.	35,134
1,263	Walmart, Inc.	182,061
		547,801
	RETAIL - DISCRETIONARY - 2.0%
63	Advance Auto Parts, Inc.	9,923
23	AutoZone, Inc. *	27,265
213	Best Buy Company, Inc.	21,255
152	CarMax, Inc. *	14,358
226	Gap, Inc. (The) *	4,563
149	Genuine Parts Company	14,964
1,006	Home Depot, Inc. (The)	267,214
216	L Brands, Inc.	8,033
767	Lowe's Companies, Inc.	123,111
75	O'Reilly Automotive, Inc. *	33,943
356	Ross Stores, Inc.	43,720
116	Tiffany & Company	15,248
1,188	TJX Companies, Inc. (The)	81,129
114	Tractor Supply Company	16,026
61	Ulta Beauty, Inc. *	17,517
		698,269
	SEMICONDUCTORS - 4.4%
909	Advanced Micro Devices, Inc. *	83,364
368	Analog Devices, Inc.	54,365
984	Applied Materials, Inc.	84,919
410	Broadcom, Inc.	179,518
3,816	Intel Corporation	190,113
37	IPG Photonics Corporation *	8,280
153	KLA Corporation	39,613
135	Lam Research Corporation	63,756
259	Maxim Integrated Products, Inc.	22,960
216	Microchip Technology, Inc.	29,832
942	Micron Technology, Inc. *	70,820
589	NVIDIA Corporation	307,576
111	Qorvo, Inc. *	18,456
1,140	QUALCOMM, Inc.	173,668
161	Skyworks Solutions, Inc.	24,614
161	Teradyne, Inc.	19,302
899	Texas Instruments, Inc.	147,553
243	Xilinx, Inc.	34,450
		1,553,159
	SOFTWARE - 7.5%
441	Adobe, Inc. *	220,553
150	Akamai Technologies, Inc. *	15,748
83	ANSYS, Inc. *	30,195
224	Autodesk, Inc. *	68,396
261	Cadence Design Systems, Inc. *	35,608
303	Cerner Corporation	23,779
121	Citrix Systems, Inc.	15,742
130	Fortinet, Inc. *	19,309
246	Intuit, Inc.	93,443
7,444	Microsoft Corporation	1,655,694
581	NortonLifeLock, Inc.	12,073
2,082	Oracle Corporation	134,685
47	Paycom Software, Inc. *	21,256
771	salesforce.com, Inc. *	171,571
169	ServiceNow, Inc. *	93,023
135	Synopsys, Inc. *	34,997
40	Tyler Technologies, Inc. *	17,461
		2,663,533

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	SPECIALTY FINANCE - 0.5%
643	American Express Company	$77,745
431	Capital One Financial Corporation	42,604
286	Discover Financial Services	25,892
541	Synchrony Financial	18,778
		165,019
	STEEL - 0.1%
304	Nucor Corporation	16,170

	TECHNOLOGY HARDWARE - 7.4%
16,418	Apple, Inc.	2,178,504
51	Arista Networks, Inc. *	14,819
4,461	Cisco Systems, Inc.	199,630
752	Corning, Inc.	27,072
61	F5 Networks, Inc. *	10,732
127	FLIR Systems, Inc.	5,566
149	Garmin Ltd.	17,829
1,288	Hewlett Packard Enterprise Company	15,263
1,352	HP, Inc.	33,246
342	Juniper Networks, Inc.	7,698
161	Motorola Solutions, Inc.	27,380
217	NetApp, Inc.	14,374
217	Seagate Technology plc	13,489
302	Western Digital Corporation	16,728
165	Xerox Holdings Corporation	3,826
51	Zebra Technologies Corporation *	19,601
		2,605,757
	TECHNOLOGY SERVICES - 5.5%
643	Accenture plc	167,958
435	Automatic Data Processing, Inc.	76,647
115	Broadridge Financial Solutions, Inc.	17,618
142	CDW Corporation/DE	18,714
524	Cognizant Technology Solutions Corporation	42,942
249	DXC Technology Company	6,412
114	Equifax, Inc.	21,984
615	Fidelity National Information Services, Inc.	86,998
568	Fiserv, Inc. *	64,672
82	FleetCor Technologies, Inc. *	22,372
88	Gartner, Inc. *	14,097
280	Global Payments, Inc.	60,318
303	IHS Markit Ltd.	27,218
897	International Business Machines Corporation	112,914
80	Jack Henry & Associates, Inc.	12,959
124	Leidos Holdings, Inc.	13,035
39	MarketAxess Holdings, Inc.	22,252
855	Mastercard, Inc.	305,184
166	Moody's Corporation	48,180
83	MSCI, Inc.	37,062
344	Nielsen Holdings plc	7,179
311	Paychex, Inc.	28,979
1,093	PayPal Holdings, Inc. *	255,981
208	S&P Global, Inc.	68,376
170	Verisk Analytics, Inc.	35,290
1,637	Visa, Inc.	358,061
411	Western Union Company (The)	9,017
		1,942,419
	TELECOMMUNICATIONS - 1.4%
7,017	AT&T, Inc.	201,809
1,036	CenturyLink, Inc.	10,101
424	T-Mobile US, Inc. *	57,176
3,977	Verizon Communications, Inc.	233,649
		502,735
	TOBACCO & CANNABIS - 0.6%
1,895	Altria Group, Inc.	77,695
1,586	Philip Morris International, Inc.	131,305
		209,000

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares		Fair Value
	COMMON STOCK - 88.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7%
124	Alaska Air Group, Inc.	$6,448
442	American Airlines Group, Inc.	6,970
134	CH Robinson Worldwide, Inc.	12,579
777	CSX Corporation	70,513
620	Delta Air Lines, Inc.	24,930
179	Expeditors International of Washington, Inc.	17,025
221	FedEx Corporation	57,376
89	JB Hunt Transport Services, Inc.	12,162
98	Kansas City Southern	20,005
253	Norfolk Southern Corporation	60,115
94	Old Dominion Freight Line, Inc.	18,347
534	Southwest Airlines Company	24,890
646	Union Pacific Corporation	134,510
244	United Airlines Holdings, Inc. *	10,553
706	United Parcel Service, Inc.	118,890
		595,313
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	33,838
356	PACCAR, Inc.	30,716
178	Westinghouse Air Brake Technologies Corporation	13,030
		77,584
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	30,851
526	Sysco Corporation	39,061
		69,912
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc. *	22,396
268	LKQ Corporation *	9,444
39	Pool Corporation	14,527
		46,367

	TOTAL COMMON STOCK (Cost - $23,681,994)	31,154,518

	EXCHANGE-TRADED FUND - 5.3%
	EQUITY FUND - 5.3%
4,978	SPDR S&P 500 ETF Trust	1,861,174
	TOTAL EXCHANGE TRADED FUND (Cost - $1,208,285)

	SHORT-TERM INVESTMENT - 5.7%
	MONEY MARKET FUND - 5.7%
2,006,009	Fidelity Investments Money Market Fund - Institutional Class, 0.01% +	2,006,009
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,006,009)

	TOTAL INVESTMENTS - 99.2% (Cost - $26,896,288)	$35,021,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	301,617
	NET ASSETS - 100.0%	$35,323,318

ETF - Exchange Traded Fund
Ltd. - Limited Company
plc - Public Limited Company
REITs - Real Estate Investment Trusts
S&P - Standard and Poor's
SPDR - Standard & Poor's Depositary Receipt
* Non-income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$31,154,518	$-	$-	$31,154,518
Exchange Traded Funds	1,861,174	-	-	1,861,174
Short-Term Investment	2,006,009	-	-	2,006,009
Total	$35,021,701	$-	$-	$35,021,701

The Fund did not hold any Level 3 securities during the period ended.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Aggregate cost for federal tax purposes (including securities sold short and options) is $26,895,146 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$8,288,715
	Unrealized depreciation			(162,160)
	Net unrealized appreciation			$8,126,555